ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expense consists of the following amounts:

	December 31, 2021	December 31, 2020

Accounts payable	$1,927,749	$1,937,419
Accrued expenses	1,164,974	798,386
	$3,092,723	$2,735,805

	December 31, 2021	December 31, 2020

Accounts payable – related party	$403,423	$391,631